SHARE-BASED PAYMENTS - Grant date fair value of employee and non-employee share options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Grant date fair value of employee and non-employee share options
Risk-free interest rate, minimum	0.92%
Risk-free interest rate, maximum	1.51%
Expected volatility range, minimum	40.50%
Expected volatility range, maximum	49.10%
Suboptimal exercise factor	2.5
Fair market value per ordinary share	$ 0.07